STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)				3 Months Ended				4 Months Ended	6 Months Ended			12 Months Ended
	Mar. 18, 2021	Mar. 11, 2020	Nov. 13, 2019	Jun. 30, 2021		Jun. 30, 2020	Mar. 31, 2020	Apr. 26, 2021	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Nov. 16, 2020	Feb. 03, 2020	Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of warrants									123,651
Cashless exercise of warrants pre reserve stock split									494,604,977
Options granted									586,959	[1]			[2]	61	[2]
Options granted pre reserve stock split									2,347,835,948
Number of grant date fair value options issued									27,736,052
Warrants to purchase common stock				3,626,847	[3]				3,626,847	[3]		3,750,597	[4]
Warrant term				4 years 4 months 24 days					4 years 4 months 24 days			2 years 10 months 24 days
Exercise prices of stock options									$ 47.60	[1]			[2]	$ 1,440	[2]
Consulting				$ 1,648		$ 33,589			$ 10,037		$ 67,601	$ 137,250		$ 1,912,683
Research and development				160,898		261,553			326,152		447,881	876,829		1,722,338
General and administrative				$ 3,401,497		$ 179,323			$ 18,297,910		781,964	$ 1,786,716		$ 4,605,704
Common stock, shares authorized		500,000										300,000,000,000		300,000,000,000		300,000,000,000
Reverse split, description		the Company (i) convene and hold a special meeting, by no later than March 18, 2020, of the Board of Directors of the Company (the “Board”), for approval of certain changes to the shares of the Company, as set forth below; (ii) approve a reverse split and/or a stock consolidation, solely of the Company’s outstanding shares, at a ratio of 1,000 to 1, (iii) approve of the continuation of the Company’s then total authorized shares of common stock at 2,000,000,000 shares; and (iv) to call a special meeting of stockholders of the Company, within ten days of the special meeting of the Board and by not later than March 25, 2020, to approve the foregoing. On March 18, 2020, the Board considered the matter, and, based upon the Court order, determined to approve the foregoing items, including the 1,000 to 1 reverse split, subject to the Company having available funds to effectuate such items.							4,000:1 reverse stock split.			4,000:1 reverse stock split.
Number of shares of common stock authorized																300,000,000,000
Common stock, par value												$ 0.0001		$ 0.0001		$ 0.0001
Number of shares issued for consulting services														$ 7,200
Stock based compensation expenses									$ 17,003,231		$ 441,145	$ 691,701		$ 1,658,524
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share														$ 1,440
Weighted average estimated fair value of options granted per share														0.36
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value																$ 0.0001
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price																	$ 0.001
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants														$ 104,198
Number of shares of common stock issued														20
Number of shares of common stock issued														78,873
Warrants to purchase common stock														74
Convertible Debt [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														$ 1,800
Exercise price per share														0.45
Convertible Debt [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														4,000
Exercise price per share														$ 1.00
Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants														$ 1,240,165
Warrants to purchase common stock														1,416
Warrants to purchase common stock														5,663,301
Derivative liability														$ 233,333
Aggregate gross proceeds of warrants														$ 1,658,500
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants												$ 10,000
Number of shares of common stock issued												250
Number of shares of common stock issued												1,000,000
Warrants to purchase common stock												250		1,153
Warrants to purchase common stock												1,000,000		4,611,746
Exercise price per share												$ 60
Exercise price per share												$ 0.015
Warrant term												5 years		5 years
Aggregate gross proceeds of warrants												$ 10,000
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														$ 800
Exercise price per share														0.20
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														4,000
Exercise price per share														$ 1.00
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants												$ 5,075,449		$ 116,200
Warrants to purchase common stock												3,806,567		99
Warrants to purchase common stock												15,226,346,970		395,000
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share												$ 2		$ 1,400
Exercise price per share												0.0005		0.35
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Convertible Debt [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share												4		4,000
Exercise price per share												$ 0.001		1.00
Warrant Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														2,800
Exercise price per share														$ 0.70
Outstanding warrants														$ 528
Outstanding warrants														$ 2,111,111
Warrant Holder [Member] | February 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														$ 3,400
Exercise price per share														0.85
Warrant Holder [Member] | May 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price per share														600
Exercise price per share														$ 0.15
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative liability												$ 10,000		$ 1,400,365
Warrant [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock														833
Warrants to purchase common stock														3,333,333
One-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase common stock														263
Warrants to purchase common stock														1,051,555
Exercise price per share														$ 2,800
Exercise price per share														$ 0.70
Warrant term														1 year
Disc Committee Chairman [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock														18
Number of option issued to purchase shares of common stock														70,000
Option term														10 years
Exercise prices of stock options														$ 4,000
Exercise prices of stock options														1.00
Stock option vesting term														3 years
Grant date value of option														$ 44,247
Disc Committee Chairman [Member] | Immediately Vested Ten-Year Option [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock														44
Number of option issued to purchase shares of common stock														175,000
Exercise prices of stock options														$ 1,040
Exercise prices of stock options														0.26
Stock option vesting term														10 years
Grant date value of option														$ 43,141
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reverse split, description			effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-20, with the Board of Directors having the discretion as to whether or not the reverse stock split was to be effected, and with the exact ratio of any reverse stock split to be set at a whole number within the above range as determined by the Board of Directors in its discretion. Concurrently, the Board of Directors determined to submit to the Company’s stockholders for their approval a proposal to authorize the Board of Directors, in the event the reverse stock split proposal was approved by the stockholders, in its discretion,
Board of Directors [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock														1,158
Number of option issued to purchase shares of common stock														4,631,700
Exercise prices of stock options														$ 3,000
Exercise prices of stock options														0.75
Incremental value of modified stock options														$ 452,637
Consulting														187,861
Research and development														56,856
General and administrative														$ 207,920
Board of Directors [Member] | Minimum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise prices of stock options														$ 4,000
Exercise prices of stock options														1.00
Board of Directors [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			300,000,000															150,000,000
Board of Directors [Member] | Maximum [Member] | Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise prices of stock options														18,800
Exercise prices of stock options														$ 4.70
Two Employment Agreements [Member] | Chief Executive Officer And Chairman Of The Board And Vice President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock	586,959
Number of option issued to purchase shares of common stock	2,347,835,948
Share Price	$ 47.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	vest to the extent of 50% on the date of grant, 25% on the one-year anniversary of the grant date, and 25% on the two-year anniversary of the grant date.
Two Employment Agreements [Member] | Chief Executive Officer And Chairman Of The Board And Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of option issued to purchase shares of common stock	293,479
Number of option issued to purchase shares of common stock	1,173,917,974
Share Price	$ 47.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The RSUs vest to the extent of one-third on the one-year anniversary of the grant date, one-third on the two-year anniversary of the grant date, and one-third on the three-year anniversary of the grant date.
Share price pre reverse stock split	$ 0.0119
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants									$ 40
Fair value adjustment of warrant pre reverse stock split									$ 0.01
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of common stock issued							250	54,449	113,332			250		1,416
Number of shares of common stock issued								217,796,200	453,328,000
Number of shares issued for consulting services, shares														2
Number of shares issued for consulting services
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share								$ 25.20
Weighted average estimated fair value of options granted per share								0.0063
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average estimated fair value of options granted per share								$ 67.60
Weighted average estimated fair value of options granted per share								0.0169
Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless exercise of warrants								57,919
Cashless exercise of warrants								231,677,703
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value												$ 40		$ 920
Weighted average estimated fair value of warrants granted per share												$ 0.01		$ 0.23
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for consulting services, shares														19
Number of shares issued for consulting services, shares														75,000
Number of shares issued for consulting services														$ 30,000
Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation expenses														$ 56,000
2021 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares authorized	1,175,000
Shares authorized pre reserve stock split	4,700,000,000
2010 Equity Participation Plan [Member] | Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																		5,000
Common stock, shares authorized pre reverse stock split																		20,000,000

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[3]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[4]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.